Cover	Sep. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2021
Entity File Number	1-03319
Entity Registrant Name	Quad M Solutions, Inc.
Entity Central Index Key	0000066600
Entity Tax Identification Number	82-0144710
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	115 River Road
Entity Address, Address Line Two	Suite 151
Entity Address, City or Town	Edgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07020
City Area Code	(732)
Local Phone Number	423-5520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false